Property, Plant and Equipment (Notes)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following:

	December 31,
(In thousands)	2013	2012
Land	$39,560	$40,810
Buildings and improvements	210,388	183,068
Machinery, equipment and other	433,658	416,814
Containers	22,096	13,404
Cultivations	71,491	63,956
	777,193	718,052
Accumulated depreciation	(422,637)	(381,833)
	354,556	336,219
Construction in progress	36,217	59,080
	$390,773	$395,299